UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Pin Oak Investment Advisors, Inc.
Address:	4545 Post Oak Place
		Suite 310
		Houston, Texas  77027

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	Vice President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	    February 14, 2001

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		 0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  $107,519

List of Other Included Managers:         NONE


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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/10 Berkshire Hthwy           COM              084670091     1633      230 SH       SOLE                      230
Abbott Labs                    COM              002824100     1290    26640 SH       SOLE                    26640
American Express               COM              025816109      291     5297 SH       SOLE                     5297
American General               COM              026351064     1793    22000 SH       SOLE                    22000
American Home Prod             COM              026609107      210     3300 SH       SOLE                     3300
American Intl Group            COM              026874107     2955    29978 SH       SOLE                    29978
Amern Pwr Convers              COM              029066107      262    21200 SH       SOLE                    21200
Amsouth Bancorp                COM              032165102      260    17060 SH       SOLE                    17060
Applied Materials              COM              038222105     2071    54226 SH       SOLE                    54226
BMC Software Inc               COM              055921100      373    26650 SH       SOLE                    26650
Bank of America                COM              060505104     1760    38359 SH       SOLE                    38359
Berkshire Hathaway             COM              084670207     1278      543 SH       SOLE                      543
Boeing                         COM              097023105      884    13400 SH       SOLE                    13400
Bristol Myers Squibb           COM              110122108     2907    39320 SH       SOLE                    39320
Chase Manhattan                COM              16161A108      562    12375 SH       SOLE                    12375
Cisco Systems Inc              COM              17275R102     2478    64796 SH       SOLE                    64796
Citigroup                      COM              172967101     2457    48125 SH       SOLE                    48125
Coastal Corp                   COM              190441105      390     4416 SH       SOLE                     4416
Coca Cola                      COM              191216100     3017    49517 SH       SOLE                    49517
Colgate-Palmolive              COM              194162103     1272    19700 SH       SOLE                    19700
Compaq Corp                    COM              204493100     1127    74890 SH       SOLE                    74890
Conagra Foods Inc              COM              205887102      820    31520 SH       SOLE                    31520
Crescent Real Est              COM              225756105      647    29100 SH       SOLE                    29100
Dell Computer Corp             COM              247025109      855    49014 SH       SOLE                    49014
Disney, Walt Hldg Co           COM              254687106     1380    47685 SH       SOLE                    47685
E I duPont                     COM              263534109      269     5570 SH       SOLE                     5570
EMC Corp                       COM              268648102      328     4925 SH       SOLE                     4925
Emerson Electric               COM              291011104      229     2900 SH       SOLE                     2900
Enron Corp                     COM              293561106      252     3029 SH       SOLE                     3029
Exxon Mobil Corp               COM              30231G102     4477    51501 SH       SOLE                    51501
First Data Corp                COM              319963104      411     7800 SH       SOLE                     7800
General Electric               COM              369604103     4882   101846 SH       SOLE                   101846
Gillette                       COM              375766102     2428    67204 SH       SOLE                    67204
Hewlett-Packard Co             COM              428236103     1296    41069 SH       SOLE                    41069
Home Depot Inc                 COM              437076102     3114    68153 SH       SOLE                    68153
Intel                          COM              458140100     3689   122704 SH       SOLE                   122704
Intl Business Mach             COM              459200101     1768    20800 SH       SOLE                    20800
JDS Uniphase Corp              COM              46612J101     1003    24050 SH       SOLE                    24050
JP Morgan Chase & Co           COM              616880100      257     1552 SH       SOLE                     1552
Johnson & Johnson              COM              478160104     2947    28050 SH       SOLE                    28050
McDonald's                     COM              580135101     1343    39500 SH       SOLE                    39500
Merck                          COM              589331107     4160    44436 SH       SOLE                    44436
Microsoft Corp                 COM              594918104      813    18742 SH       SOLE                    18742
Motorola Inc                   COM              620076109     1008    49775 SH       SOLE                    49775
Nike Inc                       COM              654106103     2154    38600 SH       SOLE                    38600
Pepsico                        COM              713448108     3028    61100 SH       SOLE                    61100
Pfizer                         COM              717081103     4310    93700 SH       SOLE                    93700
Philip Morris                  COM              718154107      808    18365 SH       SOLE                    18365
Procter & Gamble Co            COM              742718109     3016    38452 SH       SOLE                    38452
Qualcomm Inc                   COM              747525103     4267    51914 SH       SOLE                    51914
Schering-Plough                COM              806605101      465     8200 SH       SOLE                     8200
Southwest Bancorp              COM              84476R109     2695    62774 SH       SOLE                    62774
Texaco                         COM              881694103      218     3512 SH       SOLE                     3512
Texas Instruments              COM              882508104     2308    48714 SH       SOLE                    48714
Time Warner Inc                COM              887315109     1434    27450 SH       SOLE                    27450
Tyco Intl Ltd New              COM              902124106     2048    36904 SH       SOLE                    36904
Verizon Comm                   COM              92343V104      397     7923 SH       SOLE                     7923
Walmart                        COM              931142103     3960    74549 SH       SOLE                    74549
Washington Mutual              COM              939322103     2834    53400 SH       SOLE                    53400
Weingarten Realty              COM              948741103      402     9200 SH       SOLE                     9200
Worldcom Inc                   COM              55268B106      454    32250 SH       SOLE                    32250
BP Amoco PLC ADR               SPONS.ADR        055622104     1253    26182 SH       SOLE                    26182
Nokia Corp ADR                 SPONS.ADR        654902204     1855    42640 SH       SOLE                    42640
Royal Dutch Pet                SPONS.ADR        780257804     1965    32450 SH       SOLE                    32450
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